Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
April 30, 2026
REA-NPRT3-0626
1.800348.122
Common Stocks - 99.2%
	Shares	Value ($)
UNITED STATES - 99.2%
Real Estate - 99.2%
Health Care REITs - 12.6%
Healthpeak Properties Inc	1,836,600	29,697,822
National Healthcare Properties Inc	482,500	6,185,649
Ventas Inc	1,188,038	104,381,019
Welltower Inc	1,255,055	272,773,654
		413,038,144
Industrial REITs - 14.3%
Americold Realty Trust Inc	1,465,501	17,923,077
Prologis Inc	2,192,414	311,366,637
STAG Industrial Inc Class A	2,643,645	101,991,824
Terreno Realty Corp	583,392	38,037,158
		469,318,696
Real Estate Management & Development - 6.9%
CBRE Group Inc Class A (a)	763,558	108,982,633
Compass Inc Class A (a)	2,509,287	18,995,303
CoStar Group Inc (a)	954,569	33,037,633
Jones Lang LaSalle Inc (a)	140,667	44,750,393
Zillow Group Inc Class C (a)	454,115	20,162,706
		225,928,668
Residential REITs - 11.4%
American Homes 4 Rent Class A	1,838,717	58,544,749
Camden Property Trust	340,519	35,761,305
Equity Residential	1,386,894	90,675,130
Invitation Homes Inc	1,569,691	45,160,010
Sun Communities Inc	305,674	39,077,364
UDR Inc	2,893,575	105,152,516
		374,371,074
Retail REITs - 20.4%
Acadia Realty Trust	601,156	12,996,993
Curbline Properties Corp (b)	340,550	9,399,180
FrontView REIT Inc	703,529	12,452,463
InvenTrust Properties Corp	325,338	10,449,857
Kimco Realty Corp	5,643,833	133,420,212
Macerich Co/The	1,094,936	23,792,959
NNN REIT Inc	2,456,489	107,569,653
Phillips Edison & Co Inc	700,026	28,116,544
Realty Income Corp	1,203,000	77,280,720
Regency Centers Corp	431,548	33,596,012
Simon Property Group Inc	715,500	145,754,506
Tanger Inc	690,678	25,610,340
Urban Edge Properties	2,202,208	48,272,399
		668,711,838
Specialized REITs - 33.6%
American Tower Corp	1,512,557	276,359,289
CubeSmart	670,920	27,158,842
Digital Realty Trust Inc	725,612	145,804,475
Equinix Inc	283,077	306,524,269
Extra Space Storage Inc	125,258	17,953,229
Four Corners Property Trust Inc	1,070,705	27,377,927
Iron Mountain Inc	666,552	83,978,886
Lamar Advertising Co Class A	102,869	14,179,463
Public Storage	356,786	107,909,926
SBA Communications Corp Class A	225,383	49,854,720
Weyerhaeuser Co	1,554,122	38,107,071
		1,095,208,097
TOTAL UNITED STATES		3,246,576,517
TOTAL COMMON STOCKS (Cost $2,301,971,547)		3,246,576,517

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	19,313,515	19,317,378
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	8,793,346	8,794,225
TOTAL MONEY MARKET FUNDS (Cost $28,111,603)			28,111,603

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,330,083,150)	3,274,688,120
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,293,399)
NET ASSETS - 100.0%	3,271,394,721

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,778,890	328,451,720	320,915,458	561,376	2,226	-	19,317,378	19,313,515	0.0%
Fidelity Securities Lending Cash Central Fund	-	34,732,017	25,937,792	3,008	-	-	8,794,225	8,793,346	0.0%
Total	11,778,890	363,183,737	346,853,250	564,384	2,226	-	28,111,603

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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